Oakmark Fund	December 31, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 96.1%

FINANCIALS — 29.7%
DIVERSIFIED FINANCIALS — 18.2%
Capital One Financial Corp.	5,031	$517,699
Ally Financial, Inc.	15,923	486,610
State Street Corp.	5,857	463,297
The Charles Schwab Corp.	9,180	436,591
Moody’s Corp.	1,471	349,294
The Bank of New York Mellon Corp.	6,158	309,908
The Goldman Sachs Group, Inc.	1,105	254,073
S&P Global, Inc.	842	229,794
		3,047,266
BANKS — 9.4%
Citigroup, Inc.	7,591	606,453
Bank of America Corp.	17,174	604,858
Wells Fargo & Co.	6,944	373,560
		1,584,871
INSURANCE — 2.1%
American International Group, Inc.	6,908	354,573
		4,986,710
COMMUNICATION SERVICES — 14.4%
MEDIA & ENTERTAINMENT — 14.4%
Netflix, Inc. (a)	1,586	513,182
Charter Communications, Inc., Class A (a)	941	456,315
Alphabet, Inc., Class A (a)	332	444,357
Comcast Corp., Class A	8,873	399,028
Facebook, Inc., Class A (a)	1,927	395,537
Alphabet, Inc., Class C (a)	154	205,935
		2,414,354
CONSUMER DISCRETIONARY — 13.6%
AUTOMOBILES & COMPONENTS — 5.7%
Fiat Chrysler Automobiles N.V.	24,924	366,131
General Motors Co.	9,229	337,770
Aptiv PLC	2,149	204,043
Delphi Technologies PLC (a)	3,646	46,777
		954,721
RETAILING — 4.3%
Booking Holdings, Inc. (a)	191	391,235
eBay, Inc.	6,348	229,219
Qurate Retail, Inc., Class A (a)	12,406	104,584
		725,038
CONSUMER SERVICES — 3.6%
MGM Resorts International	9,180	305,412
Hilton Worldwide Holdings, Inc.	2,714	301,010
		606,422
		2,286,181
INFORMATION TECHNOLOGY — 13.3%
SOFTWARE & SERVICES — 6.3%
Gartner, Inc. (a)	1,758	270,892
DXC Technology Co.	6,900	259,371
Automatic Data Processing, Inc.	1,065	181,497
Visa, Inc., Class A	929	174,616
MasterCard, Inc., Class A	572	170,853
		1,057,229
TECHNOLOGY HARDWARE & EQUIPMENT — 4.1%
TE Connectivity, Ltd.	4,301	412,174
Apple, Inc.	938	275,561
		687,735
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Intel Corp.	5,053	302,434
Texas Instruments, Inc.	1,504	192,948
		495,382
		2,240,346
INDUSTRIALS — 10.2%
CAPITAL GOODS — 7.8%
Parker-Hannifin Corp.	1,900	391,008
General Electric Co.	32,589	363,690
Cummins, Inc.	1,680	300,617
Caterpillar, Inc.	1,709	252,400
		1,307,715
TRANSPORTATION — 2.4%
American Airlines Group, Inc.	8,080	231,737
FedEx Corp.	1,104	166,876
		398,613
		1,706,328
HEALTH CARE — 7.6%
HEALTH CARE EQUIPMENT & SERVICES — 4.7%
CVS Health Corp.	4,356	323,605
Humana, Inc.	684	250,590
HCA Healthcare, Inc.	1,459	215,698
		789,893
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.9%
Regeneron Pharmaceuticals, Inc. (a)	1,301	488,348
		1,278,241
ENERGY — 5.5%
Apache Corp.	11,391	291,485
Concho Resources, Inc.	2,616	229,118
EOG Resources, Inc.	2,553	213,856
Diamondback Energy, Inc.	2,008	186,454
		920,913
CONSUMER STAPLES — 1.8%
FOOD, BEVERAGE & TOBACCO — 1.8%
Constellation Brands, Inc., Class A	1,611	305,763
TOTAL COMMON STOCKS — 96.1% (Cost $9,656,107)		16,138,836

	Par Value	Value
SHORT-TERM INVESTMENT — 3.9%

REPURCHASE AGREEMENT — 3.9%
Fixed Income Clearing Corp. Repurchase Agreement, 1.55% dated 12/31/19 due 01/02/20, repurchase price $647,928, collateralized by United States Treasury Notes, 1.875% - 2.875% due 11/15/21 - 12/15/21, aggregate value plus accrued interest of $660,830 (Cost: $647,872)	$647,872	$647,872
TOTAL SHORT-TERM INVESTMENTS — 3.9% (Cost $647,872)		647,872
TOTAL INVESTMENTS — 100.0% (Cost $10,303,979)		16,786,708
Foreign Currencies (Cost $0) — 0.0% (b)		0	(c)
Liabilities In Excess of Other Assets — 0.0% (b)		(880)
TOTAL NET ASSETS — 100.0%		$16,785,828

(a)      Non-income producing security

(b)      Amount rounds to less than 0.1%.

(c)       Amount rounds to less than $1,000.

Oakmark Select Fund	December 31, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 95.3%

FINANCIALS — 28.0%
BANKS — 12.7%
Citigroup, Inc.	4,412	$352,475
Bank of America Corp.	7,501	264,171
		616,646
DIVERSIFIED FINANCIALS — 11.2%
Ally Financial, Inc.	10,280	314,157
Capital One Financial Corp.	2,235	229,993
		544,150
INSURANCE — 4.1%
American International Group, Inc.	3,885	199,427
		1,360,223
COMMUNICATION SERVICES — 18.7%
MEDIA & ENTERTAINMENT — 18.7%
Alphabet, Inc., Class A (a)	257	344,269
Charter Communications, Inc., Class A (a)	494	239,629
Netflix, Inc. (a)	576	186,441
Alphabet, Inc., Class C (a)	102	136,209
		906,548
CONSUMER DISCRETIONARY — 15.8%
AUTOMOBILES & COMPONENTS — 8.1%
Fiat Chrysler Automobiles N.V.	15,434	226,727
Lear Corp.	1,200	164,640
		391,367
CONSUMER SERVICES — 6.2%
MGM Resorts International	5,147	171,240
Hilton Worldwide Holdings, Inc.	1,166	129,374
		300,614
RETAILING — 1.5%
Qurate Retail, Inc., Class A (a)	8,717	73,484
		765,465
REAL ESTATE — 9.0%
CBRE Group, Inc., Class A (a)	7,118	436,232

INDUSTRIALS — 7.4%
CAPITAL GOODS — 4.3%
General Electric Co.	18,640	208,022
TRANSPORTATION — 3.1%
American Airlines Group, Inc.	5,239	150,263
		358,285
ENERGY — 6.3%
Apache Corp.	6,100	156,099
Concho Resources, Inc.	1,710	149,745
		305,844
INFORMATION TECHNOLOGY — 5.3%
TECHNOLOGY HARDWARE & EQUIPMENT — 4.3%
TE Connectivity, Ltd.	2,188	209,692
SOFTWARE & SERVICES — 1.0%
MasterCard, Inc., Class A	155	46,281
		255,973
HEALTH CARE — 4.8%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.8%
Regeneron Pharmaceuticals, Inc. (a)	620	232,798
TOTAL COMMON STOCKS — 95.3% (Cost $2,701,670)		4,621,368

	Par Value
SHORT-TERM INVESTMENTS — 4.7%

REPURCHASE AGREEMENT — 4.7%
Fixed Income Clearing Corp. Repurchase Agreement, 1.55% dated 12/31/19 due 01/02/20, repurchase price $230,210, collateralized by a United States Treasury Note, 1.625% due 12/31/21, value plus accrued interest of $234,798 (Cost: $230,191)	$230,191	230,191
TOTAL SHORT-TERM INVESTMENTS — 4.7% (Cost $230,191)		230,191
TOTAL INVESTMENTS — 100.0% (Cost $2,931,861)		4,851,559
Liabilities In Excess of Other Assets — 0.0% (b)		(850)
TOTAL NET ASSETS — 100.0%		$4,850,709

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.

Oakmark Equity and Income Fund	December 31, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 63.4%
FINANCIALS — 11.8%
BANKS — 8.2%
Bank of America Corp.	17,561	$618,495
Citigroup, Inc.	4,153	331,775
		950,270
DIVERSIFIED FINANCIALS — 2.7%
Ally Financial, Inc.	7,050	215,451
State Street Corp.	1,239	97,997
		313,448
INSURANCE — 0.9%
American International Group, Inc.	2,077	106,595
		1,370,313
CONSUMER DISCRETIONARY — 11.6%
AUTOMOBILES & COMPONENTS — 8.4%
General Motors Co.	14,856	543,726
BorgWarner, Inc.	5,386	233,627
Lear Corp.	1,433	196,544
		973,897
RETAILING — 1.9%
Foot Locker, Inc.	3,520	137,229
Booking Holdings, Inc. (a)	41	83,258
		220,487
CONSUMER SERVICES — 0.7%
MGM Resorts International	2,351	78,225

CONSUMER DURABLES & APPAREL — 0.6%
Carter’s, Inc.	664	72,635
		1,345,244
INFORMATION TECHNOLOGY — 9.1%
SOFTWARE & SERVICES — 4.8%
MasterCard, Inc., Class A	1,290	385,092
Oracle Corp.	2,026	107,327
CoreLogic, Inc. (a)	1,293	56,517
		548,936
TECHNOLOGY HARDWARE & EQUIPMENT — 4.3%
TE Connectivity, Ltd.	5,241	502,326
		1,051,262
HEALTH CARE — 7.7%
HEALTH CARE EQUIPMENT & SERVICES — 6.2%
CVS Health Corp.	4,585	340,646
UnitedHealth Group, Inc.	736	216,234
HCA Healthcare, Inc.	736	108,758
LivaNova PLC (a)	757	57,137
		722,775
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.5%
Agilent Technologies, Inc.	998	85,114
Regeneron Pharmaceuticals, Inc. (a)	219	82,230
		167,344
		890,119
CONSUMER STAPLES — 7.3%
FOOD, BEVERAGE & TOBACCO — 7.3%
Nestlé SA (b)	3,187	345,035
Philip Morris International, Inc.	3,642	309,923
Diageo PLC (b)	960	161,683
Constellation Brands, Inc., Class A	174	32,941
		849,582
COMMUNICATION SERVICES — 6.4%
MEDIA & ENTERTAINMENT — 6.4%
Alphabet, Inc., Class C (a)	275	367,012
Charter Communications, Inc., Class A (a)	577	279,746
Comcast Corp., Class A	2,120	95,336
		742,094
INDUSTRIALS — 4.6%
CAPITAL GOODS — 3.7%
Arconic, Inc.	5,364	165,057
Carlisle Cos., Inc.	718	116,233
Johnson Controls International plc	2,519	102,529
WESCO International, Inc. (a)	890	52,835
		436,654
TRANSPORTATION — 0.9%
American Airlines Group, Inc.	2,147	61,573
Southwest Airlines Co.	755	40,749
		102,322
		538,976
ENERGY — 2.5%
Apergy Corp. (a)	2,398	80,999
Diamondback Energy, Inc.	774	71,846
EOG Resources, Inc.	678	56,806
National Oilwell Varco, Inc.	2,012	50,400
PDC Energy, Inc. (a)	1,082	28,319
		288,370
REAL ESTATE — 1.5%
The Howard Hughes Corp. (a)	735	93,217
Gaming and Leisure Properties, Inc. REIT	1,833	78,893
		172,110
MATERIALS — 0.9%
Glencore PLC	35,440	110,483

TOTAL COMMON STOCKS — 63.4% (Cost $3,944,118)		7,358,553

PREFERRED STOCKS — 0.1%
FINANCIALS — 0.1%
GMAC Capital Trust I (c), 7.69% (3 mo. USD LIBOR + 5.785%),	498	12,960

TOTAL PREFERRED STOCKS — 0.1% (Cost $13,007)		12,960

	Par Value	Value
FIXED INCOME — 29.3%

CORPORATE BONDS — 18.0%
CONSUMER DISCRETIONARY — 4.3%
Adient US LLC, 144A
7.00%, due 05/15/26 (d)	$15,965	17,402
Amazon.com, Inc.
3.15%, due 08/22/27	9,950	10,545
Booking Holdings, Inc.
3.60%, due 06/01/26	14,730	15,725
3.55%, due 03/15/28	9,950	10,603
2.75%, due 03/15/23	6,965	7,117
BorgWarner, Inc.
4.625%, due 09/15/20	10,810	10,981
Boyd Gaming Corp.
6.00%, due 08/15/26	4,975	5,336
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, due 10/15/25 (d)	25,870	26,775
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
4.75%, due 03/01/30 (d)	2,980	3,034
5.125%, due 05/01/27 (d)	250	264
Charter Communications Operating LLC / Charter Communications Operating Capital
3.579%, due 07/23/20	29,148	29,334
4.20%, due 03/15/28	9,950	10,607
4.50%, due 02/01/24	2,985	3,213
Choice Hotels International, Inc.
3.70%, due 12/01/29	9,935	10,007
Delphi Technologies PLC, 144A
5.00%, due 10/01/25 (d)	20,826	19,264
Dollar Tree, Inc.
2.702% (3 mo. USD LIBOR + 0.700%), due 04/17/20 (c)	6,965	6,966
Expedia Group, Inc.
5.00%, due 02/15/26	28,360	31,288
Expedia Group, Inc., 144A
3.25%, due 02/15/30 (d)	10,830	10,423
Foot Locker, Inc.
8.50%, due 01/15/22	4,340	4,807
General Motors Co.
4.875%, due 10/02/23	41,400	44,433
Hasbro, Inc.
3.55%, due 11/19/26	4,970	5,005
International Game Technology PLC, 144A
6.50%, due 02/15/25 (d)	19,600	22,001
6.25%, due 02/15/22 (d)	14,800	15,614
6.25%, due 01/15/27 (d)	200	225
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A
5.25%, due 06/01/26 (d)	1,000	1,055
5.00%, due 06/01/24 (d)	1,000	1,036
Lear Corp.
5.25%, due 01/15/25	11,060	11,370
4.25%, due 05/15/29	7,955	8,223
Lithia Motors, Inc., 144A
4.625%, due 12/15/27 (d)	2,980	3,063
5.25%, due 08/01/25 (d)	1,990	2,082
Marriott International, Inc.
4.00%, due 04/15/28	9,761	10,549
3.60%, due 04/15/24	6,960	7,331
Penn National Gaming, Inc., 144A
5.625%, due 01/15/27 (d)	9,950	10,515
Penske Automotive Group, Inc.
5.50%, due 05/15/26	11,343	11,882
5.375%, due 12/01/24	3,580	3,683
Sands China, Ltd.
5.40%, due 08/08/28	5,000	5,641
5.125%, due 08/08/25	3,000	3,292
4.60%, due 08/08/23	2,000	2,111
Scientific Games International, Inc., 144A
5.00%, due 10/15/25 (d)	19,910	20,831
Starbucks Corp.
3.80%, due 08/15/25	9,950	10,722
4.00%, due 11/15/28	2,985	3,328
Station Casinos LLC, 144A
5.00%, due 10/01/25 (d)	1,990	2,025
Tapestry, Inc.
3.00%, due 07/15/22	12,145	12,301
4.125%, due 07/15/27	4,975	5,085
Tempur Sealy International, Inc.
5.50%, due 06/15/26	3,125	3,293
The Gap, Inc.
5.95%, due 04/12/21	1,965	2,039
The William Carter Co., 144A
5.625%, due 03/15/27 (d)	1,750	1,881
Under Armour, Inc.
3.25%, due 06/15/26	12,565	12,227
Wolverine World Wide, Inc., 144A
5.00%, due 09/01/26 (d)	12,140	12,322
Yum! Brands, Inc.
3.875%, due 11/01/23	6,329	6,519
		495,375
FINANCIALS — 4.2%
Ally Financial, Inc.
3.875%, due 05/21/24	7,950	8,328
American Express Credit Corp.
2.60%, due 09/14/20	2,945	2,956
American International Group, Inc.
3.30%, due 03/01/21	14,665	14,878
Aon Corp.
5.00%, due 09/30/20	14,745	15,061
Bank of America Corp.
4.45%, due 03/03/26	5,000	5,492
BNP Paribas SA, 144A
7.625% (USD 5 Year Swap rate + 6.314%) (c) (d) (e)	5,000	5,275
Citigroup, Inc.

	Par Value	Value
FIXED INCOME — 29.3% (cont.)

CORPORATE BONDS — 18.0% (cont.)
FINANCIALS — 4.2% (cont.)
3.352%(3 mo. USD LIBOR + 0.897%), due 04/24/25 (c)	$22,860	$23,793
3.40%, due 05/01/26	15,000	15,760
4.05%, due 07/30/22	13,338	13,940
CNO Financial Group, Inc.
5.25%, due 05/30/25	5,895	6,529
Credit Suisse Group AG, 144A
7.50%(USD 5 Year Swap rate + 4.598%) (c) (d) (e)	30,000	33,713
6.25%(USD 5 Year Swap rate + 3.455%) (c) (d) (e)	7,000	7,614
Credit Suisse Group Funding Guernsey, Ltd.
3.125%, due 12/10/20	25,000	25,223
3.80%, due 06/09/23	14,750	15,444
E*TRADE Financial Corp.
2.95%, due 08/24/22	11,965	12,190
3.80%, due 08/24/27	4,975	5,173
JPMorgan Chase & Co.
2.972%, due 01/15/23	29,765	30,328
3.514%(3 mo. USD LIBOR + 0.610%), due 06/18/22 (c)	24,870	25,409
3.166%(3 mo. USD LIBOR + 1.230%), due 10/24/23 (c)	19,910	20,249
Moody’s Corp.
4.50%, due 09/01/22	13,040	13,789
2.625%, due 01/15/23	12,201	12,386
MSCI, Inc., 144A
5.25%, due 11/15/24 (d)	9,311	9,566
5.375%, due 05/15/27 (d)	6,965	7,505
4.75%, due 08/01/26 (d)	5,925	6,206
5.75%, due 08/15/25 (d)	2,950	3,094
Principal Life Global Funding II, 144A
2.15%, due 01/10/20 (d)	19,910	19,909
2.375%, due 11/21/21 (d)	6,970	7,010
Reinsurance Group of America, Inc.
3.95%, due 09/15/26	4,905	5,205
S&P Global, Inc.
4.00%, due 06/15/25	17,150	18,656
2.95%, due 01/22/27	9,810	10,134
4.40%, due 02/15/26	1,970	2,185
The Charles Schwab Corp.
3.25%, due 05/21/21	19,895	20,283
The Goldman Sachs Group, Inc.
2.35%, due 11/15/21	14,616	14,674
3.20%, due 02/23/23	7,000	7,197
3.686%(3 mo. USD LIBOR + 1.750%), due 10/28/27 (c)	2,975	3,103
2.625%, due 04/25/21	2,000	2,018
2.875%, due 02/25/21	1,000	1,010
Wells Fargo & Co.
3.069%, due 01/24/23	14,930	15,238
3.157%(3 mo. USD LIBOR + 1.230%), due 10/31/23 (c)	8,603	8,756
Wells Fargo Bank NA
3.625%, due 10/22/21	10,000	10,292
		485,571
INDUSTRIALS — 1.9%
Bacardi, Ltd., 144A
4.45%, due 05/15/25 (d)	14,900	16,069
BAT Capital Corp.
3.557%, due 08/15/27	6,965	7,111
Delta Air Lines, Inc.
3.40%, due 04/19/21	11,590	11,750
3.80%, due 04/19/23	9,425	9,780
Fortune Brands Home & Security, Inc.
4.00%, due 06/15/25	13,430	14,394
4.00%, due 09/21/23	9,945	10,510
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26	16,915	17,803
Southwest Airlines Co.
2.65%, due 11/05/20	12,148	12,213
Stanley Black & Decker, Inc.
4.25%, due 11/15/28	6,965	7,858
The Boeing Co.
2.70%, due 02/01/27	49,685	50,376
Uber Technologies, Inc., 144A
8.00%, due 11/01/26 (d)	21,430	22,341
7.50%, due 09/15/27 (d)	4,470	4,586
United Technologies Corp.
3.65%, due 08/16/23	4,975	5,246
3.95%, due 08/16/25	1,990	2,170
3.35%, due 08/16/21	1,990	2,038
Welbilt, Inc.
9.50%, due 02/15/24	4,915	5,210
WESCO Distribution, Inc.
5.375%, due 06/15/24	13,675	14,188
5.375%, due 12/15/21	5,305	5,318
Westinghouse Air Brake Technologies Corp.
3.194% (3 mo. USD LIBOR + 1.300%), due 09/15/21 (c)	4,975	4,976
		223,937
HEALTH CARE — 1.8%
AbbVie, Inc.
3.75%, due 11/14/23	6,965	7,332
AbbVie, Inc., 144A
2.95%, due 11/21/26 (d)	6,955	7,081
2.60%, due 11/21/24 (d)	2,980	3,004
Becton Dickinson and Co.
3.30%, due 03/01/23	11,204	11,444
2.836%(3 mo. USD LIBOR + 0.875%), due 12/29/20 (c)	7,463	7,467
3.363%, due 06/06/24	2,985	3,109
2.894%, due 06/06/22	2,985	3,035
Centene Corp.
4.75%, due 05/15/22	20,084	20,486
Centene Corp., 144A
4.25%, due 12/15/27 (d)	2,980	3,066

	Par Value	Value
FIXED INCOME — 29.3% (cont.)

CORPORATE BONDS — 18.0% (cont.)
HEALTH CARE — 1.8% (cont.)
4.75%, due 01/15/25 (d)	$994	$1,032
Cigna Corp., 144A
3.30%, due 02/25/21 (d)	4,915	4,978
CVS Health Corp.
5.00%, due 12/01/24	6,880	7,603
Edwards Lifesciences Corp.
4.30%, due 06/15/28	6,965	7,745
HCA, Inc.
5.00%, due 03/15/24	7,465	8,160
5.625%, due 09/01/28	2,985	3,402
5.375%, due 09/01/26	500	557
IQVIA, Inc., 144A
5.00%, due 10/15/26 (d)	7,800	8,229
Johnson & Johnson
2.90%, due 01/15/28	9,955	10,393
McKesson Corp.
3.65%, due 11/30/20	19,890	20,168
3.95%, due 02/16/28	2,985	3,185
Quest Diagnostics, Inc.
4.70%, due 04/01/21	5,128	5,298
Universal Health Services, Inc., 144A
4.75%, due 08/01/22 (d)	32,695	33,022
5.00%, due 06/01/26 (d)	12,805	13,429
Zimmer Biomet Holdings, Inc.
2.653%(3 mo. USD LIBOR + 0.750%), due 03/19/21 (c)	4,975	4,975
3.15%, due 04/01/22	3,810	3,890
3.70%, due 03/19/23	2,985	3,111
		205,201
COMMUNICATION SERVICES — 1.7%
Comcast Corp.
3.45%, due 10/01/21	9,950	10,242
3.95%, due 10/15/25	4,975	5,430
Discovery Communications LLC
2.80%, due 06/15/20	3,930	3,940
Electronic Arts, Inc.
4.80%, due 03/01/26	19,655	22,091
3.70%, due 03/01/21	14,740	15,016
Live Nation Entertainment, Inc., 144A
4.875%, due 11/01/24 (d)	14,935	15,458
5.625%, due 03/15/26 (d)	4,975	5,298
4.75%, due 10/15/27 (d)	2,980	3,084
Netflix, Inc.
4.875%, due 04/15/28	31,840	33,072
5.875%, due 02/15/25	11,940	13,313
5.875%, due 11/15/28	6,965	7,721
6.375%, due 05/15/29	2,985	3,399
5.375%, due 02/01/21	1,990	2,052
Netflix, Inc., 144A
5.375%, due 11/15/29 (d)	4,970	5,293
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, due 05/01/22	30,425	31,518
Twitter, Inc., 144A
3.875%, due 12/15/27 (d)	700	700
Zayo Group LLC / Zayo Capital, Inc.
6.00%, due 04/01/23	14,745	15,077
		192,704
INFORMATION TECHNOLOGY — 1.5%
Avnet, Inc.
4.875%, due 12/01/22	8,275	8,766
3.75%, due 12/01/21	4,710	4,834
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, due 01/15/22	14,930	15,151
3.625%, due 01/15/24	9,955	10,318
2.375%, due 01/15/20	9,955	9,955
3.50%, due 01/15/28	4,975	5,006
CDW LLC / CDW Finance Corp.
5.00%, due 09/01/25	9,955	10,403
CommScope, Inc., 144A
5.50%, due 06/15/24 (d)	23,854	24,153
6.00%, due 03/01/26 (d)	3,480	3,702
5.50%, due 03/01/24 (d)	3,480	3,628
5.00%, due 06/15/21 (d)	230	230
Dell International LLC / EMC Corp., 144A
5.45%, due 06/15/23 (d)	14,725	15,973
4.42%, due 06/15/21 (d)	2,940	3,025
Itron, Inc., 144A
5.00%, due 01/15/26 (d)	11,035	11,435
Lam Research Corp.
2.75%, due 03/15/20	19,660	19,670
2.80%, due 06/15/21	4,910	4,963
Motorola Solutions, Inc.
3.75%, due 05/15/22	5,592	5,783
4.60%, due 02/23/28	2,985	3,237
NortonLifeLock, Inc.,144A
5.00%, due 04/15/25 (d)	1,000	1,022
Qorvo, Inc.
5.50%, due 07/15/26	4,975	5,298
Tyco Electronics Group SA
3.70%, due 02/15/26	9,830	10,397
		176,949
REAL ESTATE — 1.1%
CBRE Services, Inc.
5.25%, due 03/15/25	24,930	28,058
4.875%, due 03/01/26	19,665	21,926
GLP Capital, LP / GLP Financing II, Inc. REIT
5.375%, due 11/01/23	12,000	13,057
5.75%, due 06/01/28	4,975	5,649
5.25%, due 06/01/25	4,975	5,460
5.375%, due 04/15/26	3,925	4,339
4.375%, due 04/15/21	1,965	2,003

	Par Value	Value
FIXED INCOME — 29.3% (cont.)

CORPORATE BONDS — 18.0% (cont.)
REAL ESTATE — 1.1% (cont.)
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. REIT
5.625%, due 05/01/24	$2,945	$3,221
Omega Healthcare Investors, Inc. REIT
5.25%, due 01/15/26	14,942	16,623
4.375%, due 08/01/23	15,046	15,964
The Howard Hughes Corp., 144A
5.375%, due 03/15/25 (d)	12,440	12,969
Ventas Realty, LP REIT
3.125%, due 06/15/23	2,490	2,554
3.50%, due 02/01/25	900	940
		132,763
CONSUMER STAPLES — 0.7%
Constellation Brands, Inc.
3.15%, due 08/01/29	25,995	26,293
Diageo Capital PLC
3.00%, due 05/18/20	5,000	5,020
Kraft Heinz Foods Co., 144A
4.875%, due 02/15/25 (d)	4,276	4,393
Mead Johnson Nutrition Co.
4.125%, due 11/15/25	13,955	15,255
3.00%, due 11/15/20	6,885	6,946
Mondelez International Holdings Netherlands BV, 144A
2.00%, due 10/28/21 (d)	8,585	8,586
Post Holdings, Inc., 144A
5.00%, due 08/15/26 (d)	2,000	2,113
5.75%, due 03/01/27 (d)	500	536
5.50%, due 03/01/25 (d)	500	524
Smithfield Foods, Inc., 144A
3.35%, due 02/01/22 (d)	4,975	4,990
2.65%, due 10/03/21 (d)	3,980	3,957
4.25%, due 02/01/27 (d)	995	1,024
		79,637
ENERGY — 0.6%
Apergy Corp.
6.375%, due 05/01/26	16,119	17,006
National Oilwell Varco, Inc.
3.60%, due 12/01/29	24,835	24,911
Occidental Petroleum Corp.
3.36% (3 mo. USD LIBOR + 1.450%), due 08/15/22 (c)	9,940	9,993
Oceaneering International, Inc.
4.65%, due 11/15/24	8,485	8,315
Schlumberger Holdings Corp., 144A
4.00%, due 12/21/25 (d)	9,830	10,587
Weatherford International, Ltd., 144A
11.00%, due 12/01/24 (d)	662	716
		71,528
MATERIALS — 0.2%
Glencore Funding LLC, 144A
3.875%, due 10/27/27 (d)	9,950	10,276
3.00%, due 10/27/22 (d)	9,950	9,979
		20,255
Total Corporate Bonds (Cost $2,001,436)		2,083,920

GOVERNMENT AND AGENCY SECURITIES — 11.3%
U.S. GOVERNMENT NOTES — 11.2%
United States Treasury Bonds (TIPS)
1.25%, due 07/15/20 (f)	495,345	500,078
United States Treasury Notes
1.75%, due 10/31/20	223,550	223,733
2.375%, due 12/31/20	198,945	200,351
1.625%, due 07/31/20	99,485	99,481
2.00%, due 11/30/22	74,625	75,467
1.75%, due 03/31/22	74,645	74,925
2.125%, due 12/31/22	49,745	50,503
1.875%, due 11/30/21	49,785	50,075
2.125%, due 01/31/21	24,570	24,699
		1,299,312
U.S. GOVERNMENT AGENCIES — 0.1%
Federal Farm Credit Bank,
1.68%, due 08/16/21	17,165	17,152
Total Government and Agency Securities (Cost $1,304,557)		1,316,464
TOTAL FIXED INCOME — 29.3% (Cost $3,305,993)		3,400,384
SHORT-TERM INVESTMENTS — 8.7%

REPURCHASE AGREEMENT — 4.6%
Fixed Income Clearing Corp. Repurchase Agreement, 1.55% dated 12/31/19 due 01/02/20, repurchase price $529,578, collateralized by United States Treasury Notes, 1.625% - 2.625% due 12/15/21 - 12/31/21, aggregate value plus accrued interest of $540,124 (Cost: $529,532)	529,532	529,532

COMMERCIAL PAPER — 4.1%
General Mills, Inc., 144A,
1.83% - 2.0%, due 01/06/20 - 01/23/20 (d) (g)	144,320	144,218
Walgreens Boots,
2.06% - 2.3%, due 01/09/20 - 03/25/20 (g)	109,250	109,096
Anthem, Inc., 144A,
1.83%- 1.90%, due 01/02/20 - 01/06/20 (d) (g)	108,670	108,654
Campbell Soup Co., 144A,
1.96% - 2.3%, due 01/06/20 - 01/27/20 (d) (g)	69,550	69,494
Schlumberger Holdings Corp., 144A,
2.03%, due 01/09/20 (d) (g)	24,750	24,739

	Par Value	Value
SHORT-TERM INVESTMENTS — 8.7% (cont.)

COMMERCIAL PAPER — 4.1% (cont.)
MetLife Short Term Funding LLC, 144A,
1.75%, due 01/06/20 (d) (g)	$15,700	$15,695
Total Commercial Paper (Cost $471,909)		471,896

CORPORATE BONDS — 0.0% (h)
FINANCIALS — 0.0% (h)
Ally Financial, Inc.,
4.13%, due 03/30/20 (Cost $4,977)	4,970	4,989

TOTAL SHORT-TERM INVESTMENTS — 8.7% (Cost $1,006,418)		1,006,417
TOTAL INVESTMENTS — 101.5% (Cost $8,269,536)		11,778,314
Foreign Currencies — 0.0% (h)		0	(i)
Liabilities In Excess of Other Assets — (1.5)%		(175,492)
NET ASSETS — 100.0%		$11,602,822

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Floating Rate Note. Rate shown is as of December 31, 2019.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(e)	Security is perpetual and has no stated maturity date.
(f)	Interest rate for this security is a stated rate. Interest payments are determined based on an inflation-adjusted principal amount.
(g)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(h)	Amount rounds to less than 0.1%.
(i)	Amount rounds to less than $1,000.
Abbreviations:
REIT: Real Estate Investment Trust

OAKMARK GLOBAL FUND

Global Diversification —December 31, 2019 (Unaudited)

		% of Equity Investments
North America		47.2%
	United States	47.2%
Europe		42.0%
	United Kingdom	15.4%
	Germany*	12.5%
	Switzerland	10.3%
	Ireland*	3.3%
	Netherlands*	0.5%
Asia		4.3%
	Japan	2.0%
	South Korea	1.2%
	Taiwan	0.6%
	India	0.5%
Africa		2.7%
	South Africa	2.7%
Australasia		2.2%
	Australia	2.2%
Latin America		1.6%
	Mexico	1.6%

*                 Euro currency countries comprise 16.3% of equity investments.

Oakmark Global Fund	December 31, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 97.8%

FINANCIALS — 22.7%
BANKS — 12.7%
Bank of America Corp. (United States)	2,438	$85,859
Lloyds Banking Group PLC (United Kingdom)	81,636	67,585
Citigroup, Inc. (United States)	817	65,262
Axis Bank, Ltd. (India)	805	8,504
		227,210
DIVERSIFIED FINANCIALS — 7.4%
Credit Suisse Group AG (Switzerland)	5,522	74,777
Julius Baer Group, Ltd. (Switzerland) (a)	1,127	58,128
		132,905
INSURANCE — 2.6%
Allianz SE (Germany)	193	47,165
		407,280
CONSUMER DISCRETIONARY — 17.7%
AUTOMOBILES & COMPONENTS — 11.4%
General Motors Co. (United States)	1,849	67,688
Daimler AG (Germany)	1,197	66,266
Continental AG (Germany)	320	41,346
Toyota Motor Corp. (Japan)	401	28,469
		203,769
RETAILING — 4.0%
Naspers, Ltd. (South Africa)	294	48,028
Booking Holdings, Inc. (United States) (a)	7	15,351
Prosus N.V. (Netherlands) (a)	120	8,944
		72,323
CONSUMER DURABLES & APPAREL — 2.3%
Cie Financiere Richemont SA (Switzerland)	336	26,438
Under Armour, Inc., Class C (United States) (a)	779	14,948
		41,386
		317,478
INDUSTRIALS — 16.4%
CAPITAL GOODS — 11.8%
CNH Industrial N.V. (United Kingdom)	6,950	76,316
Arconic, Inc. (United States)	1,552	47,761
Rolls-Royce Holdings PLC (United Kingdom) (a)	3,836	34,717
Travis Perkins PLC (United Kingdom)	1,625	34,472
Johnson Controls International plc (United States)	442	18,002
		211,268
TRANSPORTATION — 4.6%
Ryanair Holdings PLC (Ireland) (a) (b)	654	57,323
Southwest Airlines Co. (United States)	463	25,004
		82,327
		293,595
INFORMATION TECHNOLOGY — 15.0%
SOFTWARE & SERVICES — 8.8%
MasterCard, Inc., Class A (United States)	315	94,115
Oracle Corp. (United States)	851	45,081
CoreLogic, Inc. (United States) (a)	411	17,982
		157,178
TECHNOLOGY HARDWARE & EQUIPMENT — 5.7%
TE Connectivity, Ltd. (United States)	779	74,621
Samsung Electronics Co., Ltd. (South Korea)	445	21,457
Hirose Electric Co., Ltd. (Japan)	52	6,677
		102,755
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	853	9,419
		269,352
COMMUNICATION SERVICES — 14.4%
MEDIA & ENTERTAINMENT — 14.4%
Alphabet, Inc., Class C (United States) (a)	59	79,264
The Interpublic Group of Cos., Inc. (United States)	1,535	35,451
Liberty Broadband Corp., Class C (United States) (a)	272	34,154
Liberty Global PLC, Class A (United Kingdom) (a)	1,360	30,935
Grupo Televisa SAB (Mexico) (b)	2,437	28,592
Live Nation Entertainment, Inc. (United States) (a)	337	24,101
Charter Communications, Inc., Class A (United States) (a)	31	14,892
Liberty Global PLC, Class C (United Kingdom) (a)	533	11,619
		259,008
HEALTH CARE — 5.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.7%
Bayer AG (Germany)	804	65,638

HEALTH CARE EQUIPMENT & SERVICES — 2.2%
Tenet Healthcare Corp. (United States) (a)	1,063	40,416
		106,054
MATERIALS — 3.3%
Incitec Pivot, Ltd. (Australia)	17,028	38,000
LafargeHolcim, Ltd. (Switzerland)	390	21,623
		59,623
ENERGY — 1.6%
National Oilwell Varco, Inc. (United States)	1,129	28,284

CONSUMER STAPLES — 0.8%
HOUSEHOLD & PERSONAL PRODUCTS — 0.8%
Reckitt Benckiser Group PLC (United Kingdom)	174	14,102

TOTAL COMMON STOCKS — 97.8% (Cost $1,281,123)		1,754,776

	Par Value	Value
SHORT-TERM INVESTMENT — 1.9%

REPURCHASE AGREEMENT — 1.9%
Fixed Income Clearing Corp. Repurchase Agreement, 1.55% dated 12/31/19 due 01/02/20, repurchase price $35,194, collateralized by a United States Treasury Note, 1.625% due 12/31/21, value plus accrued interest of $35,895 (Cost: $35,190)	$35,190	$35,190
TOTAL SHORT-TERM INVESTMENTS — 1.9% (Cost $35,190)		35,190
TOTAL INVESTMENTS — 99.7% (Cost $1,316,313)		1,789,966
Foreign Currencies (Cost $0) — 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities — 0.3%		4,557
TOTAL NET ASSETS — 100.0%		$1,794,523

(a)         Non-income producing security

(b)         Sponsored American Depositary Receipt

(c)          Amount rounds to less than 0.1%.

(d)         Amount rounds to less than $1,000.

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/19	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	17,063	$17,554	06/17/20	$17,843	$(289)
				$17,843	$(289)

OAKMARK GLOBAL SELECT FUND

Global Diversification —December 31, 2019 (Unaudited)

% of Equity Investments
Europe	52.0%
United Kingdom	19.8%
Switzerland	15.7%
Germany*	12.2%
Netherlands*	4.3%
North America	43.9%
United States	43.9%
Asia	4.1%
South Korea	2.8%
Taiwan	1.3%

*                           Euro currency countries comprise 16.5% of equity investments.

Oakmark Global Select Fund	December 31, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 96.5%

FINANCIALS — 28.4%
BANKS — 18.2%
Bank of America Corp. (United States)	3,973	$139,922
Citigroup, Inc. (United States)	1,382	110,368
Lloyds Banking Group PLC (United Kingdom)	132,010	109,288
		359,578
DIVERSIFIED FINANCIALS — 6.5%
Credit Suisse Group AG (Switzerland)	9,423	127,596
INSURANCE — 3.7%
American International Group, Inc. (United States)	1,408	72,293
		559,467
CONSUMER DISCRETIONARY — 19.0%
AUTOMOBILES & COMPONENTS — 10.9%
Daimler AG (Germany)	2,402	132,997
Fiat Chrysler Automobiles N.V. (United Kingdom)	5,545	81,450
		214,447
RETAILING — 4.2%
Prosus N.V. (Netherlands) (a)	1,102	82,201
CONSUMER DURABLES & APPAREL — 3.9%
Cie Financiere Richemont SA (Switzerland)	986	77,453
		374,101
COMMUNICATION SERVICES — 14.2%
MEDIA & ENTERTAINMENT — 14.2%
Charter Communications, Inc., Class A (United States) (a)	238	115,643
Alphabet, Inc., Class A (United States) (a)	82	109,435
Alphabet, Inc., Class C (United States) (a)	42	56,049
		281,127
HEALTH CARE — 9.3%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 9.3%
Bayer AG (Germany)	1,218	99,483
Regeneron Pharmaceuticals, Inc. (United States) (a)	223	83,582
		183,065
INFORMATION TECHNOLOGY — 9.1%
TECHNOLOGY HARDWARE & EQUIPMENT — 7.9%
TE Connectivity, Ltd. (United States)	1,071	102,683
Samsung Electronics Co., Ltd. (South Korea)	1,113	53,718
		156,401
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2,159	23,839
		180,240
INDUSTRIALS — 8.4%
CAPITAL GOODS — 6.9%
CNH Industrial N.V. (United Kingdom)	12,401	136,180
TRANSPORTATION — 1.5%
Kuehne + Nagel International AG (Switzerland)	172	28,971
		165,151
MATERIALS — 3.2%
LafargeHolcim, Ltd. (Switzerland)	1,157	64,207

CONSUMER STAPLES — 2.6%
HOUSEHOLD & PERSONAL PRODUCTS — 2.6%
Reckitt Benckiser Group PLC (United Kingdom)	623	50,562

ENERGY — 2.3%
Apache Corp. (United States)	1,775	45,422
TOTAL COMMON STOCKS — 96.5% (Cost $1,500,931)		1,903,342

	Par Value
SHORT-TERM INVESTMENTS — 3.4%

REPURCHASE AGREEMENT — 3.4%
Fixed Income Clearing Corp. Repurchase Agreement, 1.55% dated 12/31/19 due 01/02/20, repurchase price $66,809, collateralized by a United States Treasury Note, 2.625% due 12/15/21, value plus accrued interest of $68,143 (Cost: $66,803)	$66,803	66,803
TOTAL SHORT-TERM INVESTMENTS — 3.4% (Cost $66,803)		66,803
TOTAL INVESTMENTS — 99.9% (Cost $1,567,734)		1,970,145
Foreign Currencies (Cost $0) — 0.0% (b)		0	(c)
Other Assets In Excess of Liabilities — 0.1%		2,394
TOTAL NET ASSETS — 100.0%		$1,972,539

(a)                   Non-income producing security

(b)                   Amount rounds to less than 0.1%.

(c)                    Amount rounds to less than $1,000.

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/19	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	28,169	$28,980	06/17/20	$29,457	$(477)
				$29,457	$(477)

OAKMARK INTERNATIONAL FUND

Global Diversification —December 31, 2019 (Unaudited)

		% of Equity Investments
Europe		81.8%
	United Kingdom	21.9%
	Germany*	18.8%
	Switzerland	12.5%
	France*	11.8%
	Sweden	6.1%
	Italy*	3.7%
	Netherlands*	3.1%
	Ireland*	3.0%
	Finland*	0.9%
Asia		10.5%
	Japan	3.8%
	South Korea	3.2%
	China	1.8%
	Indonesia	0.8%
	India	0.7%
	Taiwan	0.2%
North America		2.5%
	Canada	2.3%
	United States	0.2%
Australasia		2.2%
	Australia	2.2%
Africa		2.0%
	South Africa	2.0%
Latin America		1.0%
	Mexico	1.0%

*                                         Euro currency countries comprise 41.3% of equity investments.

Oakmark International Fund	December 31, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 96.8%

CONSUMER DISCRETIONARY — 24.1%
AUTOMOBILES & COMPONENTS — 13.7%
Continental AG (Germany)	9,090	$1,175,274
Daimler AG (Germany)	20,792	1,151,440
Bayerische Motoren Werke AG (Germany)	12,993	1,065,962
Valeo SA (France) (a)	18,331	645,846
Toyota Motor Corp. (Japan)	6,954	493,690
		4,532,212
RETAILING — 5.1%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	35,391	719,736
Naspers, Ltd. (South Africa)	3,959	647,574
Prosus N.V. (Netherlands) (b)	3,160	235,822
Trip.com Group, Ltd. (China) (b) (c)	2,729	91,514
		1,694,646
CONSUMER DURABLES & APPAREL — 3.1%
Cie Financiere Richemont SA (Switzerland)	5,437	427,330
The Swatch Group AG, Bearer Shares (Switzerland)	1,344	375,061
EssilorLuxottica SA (France)	1,493	227,435
		1,029,826
CONSUMER SERVICES — 2.2%
Accor SA (France) (a)	15,125	708,324
		7,965,008
FINANCIALS — 24.0%
BANKS — 13.4%
BNP Paribas SA (France)	20,862	1,236,288
Intesa Sanpaolo SpA (Italy)	452,937	1,193,178
Lloyds Banking Group PLC (United Kingdom)	1,205,596	998,082
Royal Bank of Scotland Group PLC (United Kingdom)	159,259	506,923
Bank Mandiri Persero Tbk PT (Indonesia)	466,940	258,150
Axis Bank, Ltd. (India)	20,001	211,303
		4,403,924
DIVERSIFIED FINANCIALS — 7.9%
Credit Suisse Group AG (Switzerland)	86,517	1,171,522
EXOR N.V. (Netherlands)	9,396	728,098
Schroders PLC (United Kingdom)	11,283	498,264
AMP, Ltd. (Australia)	162,022	217,734
Schroders PLC, Non-Voting (United Kingdom)	31	1,047
		2,616,665
INSURANCE — 2.7%
Allianz SE (Germany)	3,365	824,378
Willis Towers Watson PLC (United States)	331	66,780
		891,158
		7,911,747
INDUSTRIALS — 21.0%
CAPITAL GOODS — 15.3%
CNH Industrial N.V. (United Kingdom) (a)	100,402	1,102,559
Rolls-Royce Holdings PLC (United Kingdom) (b)	89,562	810,503
Volvo AB, Class B (Sweden)	40,921	685,485
Ashtead Group PLC (United Kingdom)	20,088	642,318
Komatsu, Ltd. (Japan)	23,721	576,781
SKF AB, Class B (Sweden) (a)	27,207	550,162
Ferguson PLC (United Kingdom)	2,780	252,240
Smiths Group PLC (United Kingdom)	11,095	247,933
Bunzl PLC (United Kingdom)	5,562	152,126
Meggitt PLC (United Kingdom)	3,536	30,765
		5,050,872
TRANSPORTATION — 3.3%
Ryanair Holdings PLC (Ireland) (a) (b) (c)	10,915	956,241
Kuehne + Nagel International AG (Switzerland)	809	136,388
		1,092,629
COMMERCIAL & PROFESSIONAL SERVICES — 2.4%
G4S PLC (United Kingdom) (a)	106,181	306,611
Bureau Veritas SA (France)	11,248	293,477
Brambles, Ltd. (Australia)	22,010	181,024
		781,112
		6,924,613
COMMUNICATION SERVICES — 10.2%
MEDIA & ENTERTAINMENT — 10.2%
NAVER Corp. (South Korea)	4,372	705,005
Publicis Groupe SA (France) (a)	15,082	682,778
WPP PLC (United Kingdom)	44,724	631,809
Baidu, Inc. (China) (b) (c)	3,748	473,685
Liberty Global PLC, Class A (United Kingdom) (b)	14,803	336,626
Grupo Televisa SAB (Mexico) (c)	27,065	317,475
Liberty Global PLC, Class C (United Kingdom) (b)	10,027	218,528
		3,365,906
MATERIALS — 9.4%
Glencore PLC (Switzerland)	460,398	1,435,265
thyssenkrupp AG (Germany) (a)	46,833	632,492
LafargeHolcim, Ltd. (Switzerland)	8,107	449,841
Orica, Ltd. (Australia) (a)	19,655	303,169
UPM-Kymmene OYJ (Finland)	8,223	285,116
		3,105,883
HEALTH CARE — 3.3%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.0%
Bayer AG (Germany)	12,016	981,382
HEALTH CARE EQUIPMENT & SERVICES — 0.3%
Olympus Corp. (Japan)	7,834	121,778
		1,103,160

	Shares	Value
COMMON STOCKS — 96.8% (cont.)

INFORMATION TECHNOLOGY — 2.1%
TECHNOLOGY HARDWARE & EQUIPMENT — 1.0%
Samsung Electronics Co., Ltd. (South Korea)	6,785	$327,362
Omron Corp. (Japan)	273	16,107
		343,469
SOFTWARE & SERVICES — 0.7%
Open Text Corp. (Canada)	5,252	231,405
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	7,449	82,250
ASML Holding N.V. (Netherlands)	113	33,352
		115,602
		690,476
ENERGY — 1.5%
Cenovus Energy, Inc. (Canada)	50,093	509,200

CONSUMER STAPLES — 1.2%
HOUSEHOLD & PERSONAL PRODUCTS — 1.2%
Reckitt Benckiser Group PLC (United Kingdom)	3,750	304,464
Henkel AG & Co. KGaA (Germany)	896	84,424
		388,888
FOOD, BEVERAGE & TOBACCO — 0.0% (d)
Nestlé SA (Switzerland)	147	15,908
		404,796
TOTAL COMMON STOCKS — 96.8% (Cost $31,530,008)		31,980,789

PREFERRED STOCKS — 0.4%
CONSUMER STAPLES — 0.4%
HOUSEHOLD & PERSONAL PRODUCTS — 0.4%
Henkel AG & Co. KGaA (Germany)	1,335	138,067
TOTAL PREFERRED STOCKS — 0.4% (Cost $137,371)		138,067

	Par Value
SHORT-TERM INVESTMENTS — 2.6%

REPURCHASE AGREEMENT — 1.8%
Fixed Income Clearing Corp. Repurchase Agreement, 1.55% dated 12/31/19 due 01/02/20, repurchase price $592,096, collateralized by a United States Treasury Note, 2.625% due 12/15/21, value plus accrued interest of $603,888 (Cost: $592,045)	$592,045	592,045

COMMERCIAL PAPER — 0.8%
Anthem, Inc., 144A,
1.83%, due 01/02/20 - 01/03/20 (e) (f)	75,000	74,991
General Mills, Inc., 144A,
1.83% - 1.9%, due 01/06/20 - 01/08/20 (e) (f)	75,000	74,973
Walgreens Boots,
2.06% - 2.16%, due 01/09/20 - 03/23/20 (f)	$63,500	$63,361
Campbell Soup Co., 144A,
1.98% - 2.13%, due 01/10/20 - 01/22/20 (e) (f)	35,000	34,968
Schlumberger Holdings Corp., 144A,
2.03%, due 01/09/20 (e) (f)	25,000	24,989
TOTAL COMMERCIAL PAPER — 0.8% (Cost $273,295)		273,282
TOTAL SHORT-TERM INVESTMENTS — 2.6% (Cost $865,340)		865,327
TOTAL INVESTMENTS — 99.8% (Cost $32,532,719)		32,984,183
Foreign Currencies (Cost $6,207) — 0.0% (d)		6,229
Other Assets In Excess of Liabilities — 0.2%		47,496
TOTAL NET ASSETS — 100.0%		$33,037,908

(a)                   See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(b)                   Non-income producing security

(c)                    Sponsored American Depositary Receipt

(d)                   Amount rounds to less than 0.1%.

(e)                    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

(f)                     The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/19	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	240,595	$247,525	06/17/20	$251,596	$(4,071)
				$251,596	$(4,071)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2019	Value December 31, 2019	Percent of Net Assets
Accor SA	15,125	$53,753	$0	0	$75,079	$0	$579,492	$708,324	2.1%
CNH Industrial N.V.	100,402	13,967	0	0	79,275	0	1,009,317	1,102,559	3.3%
G4S PLC	106,181	0	0	0	59,602	0	247,009	306,611	0.9%
Orica, Ltd.	19,655	11,655	33,402	(9,902)	13,891	4,275	320,927	303,169	0.9%
Publicis Groupe SA	15,082	86,608	0	0	(46,428)	0	642,598	682,778	2.1%
Ryanair Holdings PLC(a)	10,915	489	122,973	(45,212)	304,605	0	819,332	956,241	2.9%
SKF AB, Class B	27,207	0	16,275	(6,254)	108,654	0	464,037	550,162	1.7%
thyssenkrupp AG	46,833	21,239	0	0	(14,793)	0	626,046	632,492	1.9%
Valeo SA	18,331	0	16,389	(15,547)	69,835	0	607,947	645,846	2.0%
TOTAL	359,731	$187,711	$189,039	$(76,915)	$649,720	$4,275	$5,316,705	$5,888,182	17.8%

(a) Due to transactions during the year ended December 31, 2019, the company is no longer an affiliate

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —December 31, 2019 (Unaudited)

		% of Equity Investments
Europe		70.6%
	United Kingdom	22.4%
	Switzerland	9.9%
	Finland*	7.0%
	Italy*	6.2%
	Sweden	4.4%
	Denmark	4.3%
	Germany*	4.1%
	Spain*	3.6%
	Norway	3.0%
	Belgium*	2.0%
	Netherlands*	1.7%
	France*	1.2%
	Portugal*	0.8%
Asia		11.6%
	South Korea	5.1%
	Japan	3.7%
	Indonesia	2.8%
Australasia		7.9%
	Australia	7.4%
	New Zealand	0.5%
North America		5.0%
	Canada	5.0%
Latin America		4.9%
	Mexico	4.9%

*                 Euro currency countries comprise 26.6% of equity investments.

Oakmark International Small Cap Fund	December 31, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 95.4%

INDUSTRIALS — 40.8%
CAPITAL GOODS — 19.7%
Duerr AG (Germany)	1,795	$61,152
Konecranes OYJ (Finland)	1,903	58,486
Travis Perkins PLC (United Kingdom)	1,612	34,215
Sulzer AG (Switzerland)	253	28,196
Metso OYJ (Finland)	696	27,477
Morgan Advanced Materials PLC (United Kingdom)	5,897	24,762
Outotec OYJ (Finland) (a)	3,028	19,556
Howden Joinery Group PLC (United Kingdom)	2,103	18,737
Fluidra SA (Spain) (a)	1,366	18,688
Bucher Industries AG (Switzerland)	46	16,151
Wajax Corp. (Canada)	357	4,071
		311,491
COMMERCIAL & PROFESSIONAL SERVICES — 16.9%
ISS A/S (Denmark)	2,053	49,254
Applus Services SA (Spain)	2,759	35,278
Babcock International Group PLC (United Kingdom)	3,869	32,259
Pagegroup PLC (United Kingdom)	4,645	32,179
Mitie Group PLC (United Kingdom)	16,128	30,977
Hays PLC (United Kingdom)	11,072	26,634
Randstad N.V. (Netherlands)	426	26,044
SThree PLC (United Kingdom)	4,227	21,221
Loomis AB, Class B (Sweden)	351	14,529
		268,375
TRANSPORTATION — 4.2%
Controladora Vuela Cia de Aviacion SAB de CV (Mexico) (a) (b)	3,394	35,365
DSV PANALPINA A/S (Denmark)	137	15,810
Freightways, Ltd. (New Zealand)	1,471	8,417
Signature Aviation PLC (United Kingdom)	1,752	7,361
		66,953
		646,819
FINANCIALS — 16.0%
DIVERSIFIED FINANCIALS — 11.1%
Julius Baer Group, Ltd. (Switzerland)	1,084	55,926
Element Fleet Management Corp. (Canada)	4,042	34,516
Azimut Holding SpA (Italy)	1,334	31,833
EFG International AG (Switzerland)	4,472	29,528
Standard Life Aberdeen PLC (United Kingdom)	5,593	24,306
		176,109
BANKS — 4.9%
BNK Financial Group, Inc. (South Korea)	7,751	51,339
DGB Financial Group, Inc. (South Korea)	4,109	25,300
		76,639
		252,748
COMMUNICATION SERVICES — 9.3%
MEDIA & ENTERTAINMENT — 6.6%
Megacable Holdings SAB de CV (Mexico)	6,805	27,870
oOh!media, Ltd. (Australia)	7,345	18,763
Criteo SA (France) (a) (b)	1,048	18,165
Hakuhodo DY Holdings, Inc. (Japan)	1,081	17,586
NOS SGPS SA (Portugal)	2,342	12,612
Nordic Entertainment Group AB, Class B (Sweden)	295	9,521
		104,517
TELECOMMUNICATION SERVICES — 2.7%
Sarana Menara Nusantara Tbk PT (Indonesia)	391,216	22,685
Tower Bersama Infrastructure Tbk PT (Indonesia)	222,375	19,703
		42,388
		146,905
CONSUMER DISCRETIONARY — 7.7%
AUTOMOBILES & COMPONENTS — 5.2%
Pirelli & C SpA (Italy)	6,980	40,241
Autoliv, Inc. (Sweden)	267	22,546
Dometic Group AB (Sweden)	1,934	19,475
		82,262
CONSUMER SERVICES — 1.9%
Autogrill SpA (Italy)	2,104	22,014
Dignity PLC (United Kingdom)	1,099	8,522
		30,536
CONSUMER DURABLES & APPAREL — 0.6%
Gildan Activewear, Inc. (Canada)	333	9,856
		122,654
HEALTH CARE — 5.3%
HEALTH CARE EQUIPMENT & SERVICES — 5.3%
Healius, Ltd. (Australia)	18,971	36,745
ConvaTec Group PLC (United Kingdom) )	12,597	33,113
Ansell, Ltd. (Australia)	700	14,258
		84,116
INFORMATION TECHNOLOGY — 5.2%
SOFTWARE & SERVICES — 4.6%
Atea ASA (Norway) (a)	3,087	45,220
BlackBerry, Ltd. (Canada) (a)	4,247	27,312
		72,532
TECHNOLOGY HARDWARE & EQUIPMENT — 0.6%
Hirose Electric Co., Ltd. (Japan)	74	9,527
		82,059
MATERIALS — 4.7%
Incitec Pivot, Ltd. (Australia)	18,596	41,497
DS Smith PLC (United Kingdom)	4,658	23,705

	Shares	Value
COMMON STOCKS — 95.4% (cont.)

MATERIALS — 4.7% (cont.)
Titan Cement International SA (Belgium) (a)	420	$8,991
		74,193
CONSUMER STAPLES — 3.8%
HOUSEHOLD & PERSONAL PRODUCTS — 2.0%
Ontex Group N.V. (Belgium)	982	20,662
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico) (a)	5,644	11,194
		31,856
FOOD & STAPLES RETAILING — 1.8%
Sugi Holdings Co., Ltd. (Japan)	551	29,188
		61,044
REAL ESTATE — 2.6%
LSL Property Services PLC (United Kingdom) (c)	5,853	21,243
IWG PLC (Switzerland)	3,391	19,563
		40,806
TOTAL COMMON STOCKS — 95.4% (Cost $1,380,390)		1,511,344

	Par Value
SHORT-TERM INVESTMENT — 4.1%

REPURCHASE AGREEMENT — 4.1%
Fixed Income Clearing Corp. Repurchase Agreement, 1.55% dated 12/31/19 due 01/02/20, repurchase price $ 64,747, collateralized by a United States Treasury Note, 2.625% due 12/15/21, value plus accrued interest of $ 66,040 (Cost: $64,742)	$64,742	64,742
TOTAL SHORT-TERM INVESTMENTS — 4.1% (Cost $64,742)		64,742
TOTAL INVESTMENTS — 99.5% (Cost $1,445,132)		1,576,086
Foreign Currencies (Cost $22) — 0.0% (d)		22
Other Assets In Excess of Liabilities — 0.5%		7,348
TOTAL NET ASSETS — 100.0%		$1,583,456

(a)         Non-income producing security

(b)         Sponsored American Depositary Receipt

(c)          See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(d)         Amount rounds to less than 0.1%.

FORWARD FOREIGN CURRENCY CONTRACTS (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/19	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Norwegian Krona	62,157	$7,208	03/18/20	$7,082	$126
Swiss Franc	12,152	12,502	06/17/20	12,708	(206)
				$19,790	$(80)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2019	Value December 31, 2019	Percent of Net Assets
LSL Property Services PLC	5,853	$0	$0	0	$5,770	$0	$15,473	$21,243	1.3%
TOTAL	5,853	$0	$0	$0	$5,770	$0	$15,473	$21,243	1.3%

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading. Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation. Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market System. Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) and money market instrument is valued at the latest bid quotation or an evaluated price from a pricing vendor. If a bid quotation or evaluated price from a pricing vendor is not available for a short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instrument shall be valued at amortized cost. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees. A significant event may include the performance of U.S. markets since the close of foreign markets. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 — significant unobservable inputs (including the assumptions of Harris Associates L.P. (the “Adviser”) in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$16,138,836	$0	$0
Short Term Investments	0	647,872	0
Total	$16,138,836	$647,872	$0
Select
Common Stocks	$4,621,368	$0	$0
Short Term Investments	0	230,191	0
Total	$4,621,368	$230,191	$0
Equity and Income
Common Stocks	$7,358,553	$0	$0
Preferred Stocks	12,960
Corporate Bonds	0	2,083,920	0
Government and Agency Securities	0	1,316,464	0
Short Term Investments	0	1,006,417	0
Total	$7,371,513	$4,406,801	$0
Global
Common Stocks	$1,754,776	$0	$0
Short Term Investments	0	35,190	0
Forward Foreign Currency Contracts - Liabilities	0	(289)	0
Total	$1,754,776	$34,901	$0
Global Select
Common Stocks	$1,903,342	$0	$0
Short Term Investments	0	66,803	0
Forward Foreign Currency Contracts - Liabilities	0	(477)	0
Total	$1,903,342	$66,326	$0
International
Common Stocks	$31,980,789	$0	$0
Preferred Stocks	138,067	0	0
Short Term Investments	0	865,327	0
Forward Foreign Currency Contracts - Liabilities	0	(4,071)	0
Total	$32,118,856	$861,256	$0
Int’l Small Cap
Common Stocks	$1,511,344	$0	$0
Short Term Investments	0	64,742	0
Forward Foreign Currency Contracts - Assets	0	126	0
Forward Foreign Currency Contracts - Liabilities	0	(206)	0
Total	$1,511,344	$64,662	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts are measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2019, Global, Global Select, International and Int’l Small Cap held non-collateralized, forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”) and are listed in the Fund’s Schedule of Investments.

For the period ended December 31, 2019, the notional value of forward foreign currency contracts opened and the notional value of settled contracts is listed by Fund in the table below (in thousands):

Fund	Currency Contracts Opened	Currency Contracts Settled
Global	$17,555	$20,120
Global Select	28,980	38,994
International	247,526	332,830
Int’l Small Cap	12,502	14,651

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At December 31, 2019, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2019, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark, Global Select, and Select used purchased options for tax management purposes during the period ended December 31, 2019. There were no outstanding purchased options as of December 31, 2019.

Oakmark, Global Select, and Select used options written for tax management purposes during the period ended December 31, 2019. There were no outstanding written options as of December 31,2019.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2019, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At December 31, 2019, none of the Funds had securities on loan.

2. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended December 31, 2019. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund’s Schedule of Investments.

3.  SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds’ Schedule of Investments. The Adviser  has determined that there are no material events that would require adjustment or disclosure in the Funds’ Schedule of Investments through the date of the publication of this report.